Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Beginning balance	$ 13,039	$ 12,145
Recognized in profit or loss	1,524	919
Recognized in other comprehensive income	38	(25)
Ending balance	14,601	13,039
Inventory [Member]
IFRS Statement [Line Items]
Beginning balance	5,089	5,996
Recognized in profit or loss	(663)	(907)
Recognized in other comprehensive income	0	0
Ending balance	4,426	5,089
Tax credit carryforwards [Member]
IFRS Statement [Line Items]
Beginning balance	5,645	3,567
Recognized in profit or loss	2,135	2,078
Recognized in other comprehensive income	0	0
Ending balance	7,780	5,645
Operating loss carryforward [member]
IFRS Statement [Line Items]
Beginning balance	1,254	2,166
Recognized in profit or loss	(241)	(912)
Recognized in other comprehensive income	0	0
Ending balance	1,013	1,254
Accrued compensated absences [Member]
IFRS Statement [Line Items]
Beginning balance	588	553
Recognized in profit or loss	147	35
Recognized in other comprehensive income	0	0
Ending balance	735	588
Allowance for sales discounts [Member]
IFRS Statement [Line Items]
Beginning balance	576	685
Recognized in profit or loss	(165)	(109)
Recognized in other comprehensive income	0	0
Ending balance	411	576
Depreciation [Member]
IFRS Statement [Line Items]
Beginning balance	521	481
Recognized in profit or loss	40	40
Recognized in other comprehensive income	0	0
Ending balance	561	521
Unrealised Foreign Exchange Gains Losses Member
IFRS Statement [Line Items]
Beginning balance	102	8
Recognized in profit or loss	60	94
Recognized in other comprehensive income	0	0
Ending balance	162	102
Remeasurement of defined benefit plans [Member]
IFRS Statement [Line Items]
Beginning balance	(139)	(114)
Recognized in profit or loss	(6)
Recognized in other comprehensive income	38	(25)
Ending balance	(107)	(139)
Acquired Intangible Assets [Member]
IFRS Statement [Line Items]
Beginning balance	(1,255)	(1,645)
Recognized in profit or loss	241	390
Recognized in other comprehensive income	0	0
Ending balance	(1,014)	(1,255)
Others [member]
IFRS Statement [Line Items]
Beginning balance	658	448
Recognized in profit or loss	(24)	210
Recognized in other comprehensive income	0	0
Ending balance	$ 634	$ 658